COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum rental payments, operating leases:
2015	$ 601
2016	519
2017	523
Total	1,643
Rental, lease, and maintenance expenses	$ 883	$ 941	$ 1,056